Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Operating costs and expenses:
General and administrative expenses	$ (1,177,869)
Other income (expenses):
Income from short-term investments	239,549
Other expenses	(60,751)
Equity in earnings of subsidiaries	12,319,023	7,558,222	7,551,465
Net income	11,319,952	7,558,222	7,551,465
Foreign currency translation adjustments	1,193,369	860,623	(645,978)
Comprehensive income attributable to the Company	$ 12,513,321	$ 8,418,845	$ 6,905,487